UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q/A

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21611

Name of Fund: S&P 500 (R) GEARED (SM) Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      S&P 500 (R) GEARED (SM) Fund Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 09/30/05

Date of reporting period: 04/01/05 - 06/30/05

Item 1 - Schedule of Investments

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                      Shares
Industry*                               Held  Common Stocks                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.2%            10,900  Boeing Co.                                                               $    719,400
                                       2,700  General Dynamics Corp.                                                        295,758
                                       1,200  Goodrich Corp.                                                                 49,152
                                      10,600  Honeywell International, Inc.                                                 388,278
                                       1,578  L-3 Communications Holdings, Inc.                                             120,843
                                       5,400  Lockheed Martin Corp.                                                         350,298
                                       4,900  Northrop Grumman Corp.                                                        270,725
                                       5,700  Raytheon Co.                                                                  222,984
                                       2,000  Rockwell Collins, Inc.                                                         95,360
                                      13,200  United Technologies Corp.                                                     677,820
                                                                                                                       ------------
                                                                                                                          3,190,618
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.9%         3,900  FedEx Corp.                                                                   315,939
                                         900  Ryder System, Inc.                                                             32,940
                                      14,400  United Parcel Service, Inc. Class B                                           995,904
                                                                                                                       ------------
                                                                                                                          1,344,783
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                        2,500  Delta Air Lines, Inc. (a)                                                       9,400
                                       9,200  Southwest Airlines Co.                                                        128,156
                                                                                                                       ------------
                                                                                                                            137,556
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                 1,200  Cooper Tire & Rubber Co.                                                       22,284
                                       2,600  Dana Corp.                                                                     39,026
                                       6,100  Delphi Corp.                                                                   28,365
                                       2,700  The Goodyear Tire & Rubber Co. (a)                                             40,230
                                       2,200  Johnson Controls, Inc.                                                        123,926
                                       1,000  Visteon Corp.                                                                   6,030
                                                                                                                       ------------
                                                                                                                            259,861
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.5%                    22,700  Ford Motor Co.                                                                232,448
                                       7,500  General Motors Corp.                                                          255,000
                                       3,900  Harley-Davidson, Inc.                                                         193,440
                                                                                                                       ------------
                                                                                                                            680,888
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.2%                       9,800  Anheuser-Busch Cos., Inc.                                                     448,350
                                       1,300  Brown-Forman Corp. Class B                                                     78,598
                                      29,100  The Coca-Cola Co.                                                           1,214,925
                                       5,100  Coca-Cola Enterprises, Inc.                                                   112,251
                                         900  Molson Coors Brewing Co. Class B                                               55,800
                                       2,800  Pepsi Bottling Group, Inc.                                                     80,108
                                      21,500  PepsiCo, Inc.                                                               1,159,495
                                                                                                                       ------------
                                                                                                                          3,149,527
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.2%                  16,000  Amgen, Inc. (a)                                                               967,360
                                       2,200  Applera Corp. - Applied Biosystems Group                                       43,274
                                       4,400  Biogen Idec, Inc. (a)                                                         151,580
                                       2,100  Chiron Corp. (a)                                                               73,269
                                       3,000  Genzyme Corp. (a)                                                             180,270
                                       5,300  Gilead Sciences, Inc. (a)                                                     233,147
                                       3,200  Medimmune, Inc. (a)                                                            85,504
                                                                                                                       ------------
                                                                                                                          1,734,404
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%               2,400  American Standard Cos., Inc.                                                  100,608
                                       5,500  Masco Corp.                                                                   174,680
                                                                                                                       ------------
                                                                                                                            275,288
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                      Shares
Industry*                               Held  Common Stocks                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.7%                 9,700  The Bank of New York Co., Inc.                                           $    279,166
                                       1,400  The Bear Stearns Cos., Inc.                                                   145,516
                                      16,100  The Charles Schwab Corp.                                                      181,608
                                       4,200  E*Trade Financial Corp. (a)                                                    58,758
                                       1,000  Federated Investors, Inc. Class B                                              30,010
                                       2,700  Franklin Resources, Inc.                                                      207,846
                                       5,900  Goldman Sachs Group, Inc.                                                     601,918
                                       2,500  Janus Capital Group, Inc.                                                      37,600
                                       3,600  Lehman Brothers Holdings, Inc.                                                357,408
                                       4,900  Mellon Financial Corp.                                                        140,581
                                      11,900  Merrill Lynch & Co., Inc. (b)                                                 654,619
                                      14,300  Morgan Stanley                                                                750,321
                                       2,900  Northern Trust Corp.                                                          132,211
                                       4,600  State Street Corp.                                                            221,950
                                       1,400  T. Rowe Price Group, Inc.                                                      87,640
                                                                                                                       ------------
                                                                                                                          3,887,152
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%                       2,900  Air Products & Chemicals, Inc.                                                174,870
                                      12,000  The Dow Chemical Co.                                                          534,360
                                      13,000  E.I. du Pont de Nemours & Co.                                                 559,130
                                       1,100  Eastman Chemical Co.                                                           60,665
                                       2,900  Ecolab, Inc.                                                                   93,844
                                       1,200  Engelhard Corp.                                                                34,260
                                       1,000  Great Lakes Chemical Corp.                                                     31,470
                                       1,000  Hercules, Inc. (a)                                                             14,150
                                       1,000  International Flavors & Fragrances, Inc.                                       36,220
                                       3,600  Monsanto Co.                                                                  226,332
                                       2,000  PPG Industries, Inc.                                                          125,520
                                       3,800  Praxair, Inc.                                                                 177,080
                                       2,500  Rohm & Haas Co.                                                               115,850
                                       1,000  Sigma-Aldrich Corp.                                                            56,040
                                                                                                                       ------------
                                                                                                                          2,239,791
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.7%                4,000  AmSouth Bancorp                                                               104,000
                                       6,700  BB&T Corp.                                                                    267,799
                                      52,100  Bank of America Corp.                                                       2,376,281
                                       2,400  Comerica, Inc.                                                                138,720
                                       1,551  Compass Bancshares, Inc.                                                       69,795
                                       7,000  Fifth Third Bancorp                                                           288,470
                                       1,700  First Horizon National Corp.                                                   71,740
                                       2,400  Huntington Bancshares, Inc.                                                    57,936
                                       4,700  Keycorp                                                                       155,805
                                       1,300  M&T Bank Corp.                                                                136,708
                                       2,500  Marshall & Ilsley Corp.                                                       111,125
                                       8,000  National City Corp.                                                           272,960
                                       5,700  North Fork Bancorporation, Inc.                                               160,113
                                       3,900  PNC Financial Services Group, Inc.                                            212,394
                                       5,400  Regions Financial Corp.                                                       182,952
                                       4,500  SunTrust Banks, Inc.                                                          325,080
                                       3,500  Synovus Financial Corp.                                                       100,345
                                      23,800  U.S. Bancorp                                                                  694,960
                                      20,300  Wachovia Corp.                                                              1,006,880

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                      Shares
Industry*                               Held  Common Stocks                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      21,800  Wells Fargo & Co.                                                        $  1,342,444
                                       1,200  Zions Bancorporation                                                           88,236
                                                                                                                       ------------
                                                                                                                          8,164,743
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                  3,400  Allied Waste Industries, Inc. (a)                                              26,962
Supplies - 0.7%                        1,500  Avery Dennison Corp.                                                           79,440
                                      13,100  Cendant Corp.                                                                 293,047
                                       2,200  Cintas Corp.                                                                   84,920
                                       1,400  Equifax, Inc.                                                                  49,994
                                       1,600  Monster Worldwide, Inc. (a)                                                    45,888
                                       2,600  Pitney Bowes, Inc.                                                            113,230
                                       2,400  R.R. Donnelley & Sons Co.                                                      82,824
                                       1,900  Robert Half International, Inc.                                                47,443
                                       6,800  Waste Management, Inc.                                                        192,712
                                                                                                                       ------------
                                                                                                                          1,016,460
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.5%        1,128  ADC Telecommunications, Inc. (a)                                               24,557
                                       2,300  Andrew Corp. (a)                                                               29,348
                                       5,200  Avaya, Inc. (a)                                                                43,264
                                       8,800  Ciena Corp. (a)                                                                18,392
                                      82,700  Cisco Systems, Inc. (a)                                                     1,580,397
                                       2,600  Comverse Technology, Inc. (a)                                                  61,490
                                      17,600  Corning, Inc. (a)                                                             292,512
                                      23,500  JDS Uniphase Corp. (a)                                                         35,720
                                      53,800  Lucent Technologies, Inc. (a)                                                 156,558
                                      31,100  Motorola, Inc.                                                                567,886
                                      21,200  Qualcomm, Inc.                                                                699,812
                                       2,000  Scientific-Atlanta, Inc.                                                       66,540
                                       7,100  Tellabs, Inc. (a)                                                              61,770
                                                                                                                       ------------
                                                                                                                          3,638,246
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.5%        10,400  Apple Computer, Inc. (a)                                                      382,824
                                      31,300  Dell, Inc. (a)                                                              1,236,663
                                      29,800  EMC Corp. (a)                                                                 408,558
                                       3,900  Gateway, Inc. (a)                                                              12,870
                                      37,800  Hewlett-Packard Co.                                                           888,678
                                      21,000  International Business Machines Corp.                                       1,558,200
                                       1,800  Lexmark International, Inc. Class A (a)                                       116,694
                                       2,400  NCR Corp. (a)                                                                  84,288
                                       4,200  Network Appliance, Inc. (a)                                                   118,734
                                       1,300  QLogic Corp. (a)                                                               40,131
                                      41,600  Sun Microsystems, Inc. (a)                                                    155,168
                                                                                                                       ------------
                                                                                                                          5,002,808
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.0%      1,300  Fluor Corp.                                                                    74,867
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.0%          1,100  Vulcan Materials Co.                                                           71,489
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.3%               15,300  American Express Co.                                                          814,419
                                       3,000  Capital One Financial Corp.                                                   240,030
                                      15,900  MBNA Corp.                                                                    415,944
                                       3,300  Providian Financial Corp. (a)                                                  58,179
                                       5,500  SLM Corp.                                                                     279,400
                                                                                                                       ------------
                                                                                                                          1,807,972
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                      Shares
Industry*                               Held  Common Stocks                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%          1,200  Ball Corp.                                                               $     43,152
                                       1,000  Bemis Co.                                                                      26,540
                                       1,500  Pactiv Corp. (a)                                                               32,370
                                       1,100  Sealed Air Corp. (a)                                                           54,769
                                       1,600  Temple-Inland, Inc.                                                            59,440
                                                                                                                       ------------
                                                                                                                            216,271
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                    1,900  Genuine Parts Co.                                                              78,071
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer                   2,200  Apollo Group, Inc. Class A (a)                                                172,084
Services - 0.2%                        2,200  H&R Block, Inc.                                                               128,370
                                                                                                                       ------------
                                                                                                                            300,454
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                  2,700  CIT Group, Inc.                                                               116,019
Services - 3.6%                       67,200  Citigroup, Inc.                                                             3,106,656
                                      45,600  JPMorgan Chase & Co.                                                        1,610,592
                                       3,400  Moody's Corp.                                                                 152,864
                                       3,600  Principal Financial Group                                                     150,840
                                                                                                                       ------------
                                                                                                                          5,136,971
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication         10,700  AT&T Corp.                                                                    203,728
Services - 2.8%                        3,600  Alltel Corp.                                                                  224,208
                                      23,000  BellSouth Corp.                                                               611,110
                                       1,800  CenturyTel, Inc.                                                               62,334
                                       5,500  Citizens Communications Co.                                                    73,920
                                      20,900  Qwest Communications International Inc. (a)                                    77,539
                                      42,400  SBC Communications, Inc.                                                    1,007,000
                                      18,900  Sprint Corp.                                                                  474,201
                                      35,600  Verizon Communications, Inc.                                                1,229,980
                                                                                                                       ------------
                                                                                                                          3,964,020
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.1%              1,900  Allegheny Energy, Inc. (a)                                                     47,918
                                       2,200  Ameren Corp.                                                                  121,660
                                       4,600  American Electric Power Co., Inc.                                             169,602
                                       3,300  Centerpoint Energy, Inc.                                                       43,593
                                       2,400  Cinergy Corp.                                                                 107,568
                                       3,400  Consolidated Edison, Inc.                                                     159,256
                                       1,900  DTE Energy Co.                                                                 88,863
                                       4,200  Edison International                                                          170,310
                                       2,900  Entergy Corp.                                                                 219,095
                                       8,300  Exelon Corp.                                                                  426,039
                                       5,000  FPL Group, Inc.                                                               210,300
                                       4,600  FirstEnergy Corp.                                                             221,306
                                       5,000  PG&E Corp.                                                                    187,700
                                       2,500  PPL Corp.                                                                     148,450
                                       1,400  Pinnacle West Capital Corp.                                                    62,230
                                       3,600  Progress Energy, Inc.                                                         162,864
                                       9,800  The Southern Co.                                                              339,766
                                       1,900  TECO Energy, Inc.                                                              35,929
                                       4,400  Xcel Energy, Inc.                                                              85,888
                                                                                                                       ------------
                                                                                                                          3,008,337
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                      Shares
Industry*                               Held  Common Stocks                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%            2,200  American Power Conversion Corp.                                          $     51,898
                                       1,300  Cooper Industries Ltd. Class A                                                 83,070
                                       5,200  Emerson Electric Co.                                                          325,676
                                       2,100  Rockwell Automation, Inc.                                                     102,291
                                                                                                                       ------------
                                                                                                                            562,935
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                 5,700  Agilent Technologies, Inc. (a)                                                131,214
Instruments - 0.3%                     2,300  Jabil Circuit, Inc. (a)                                                        70,679
                                       2,100  Molex, Inc.                                                                    54,684
                                       8,400  Sanmina-SCI Corp. (a)                                                          45,948
                                      10,900  Solectron Corp. (a)                                                            41,311
                                       2,600  Symbol Technologies, Inc.                                                      25,662
                                         900  Tektronix, Inc.                                                                20,943
                                                                                                                       ------------
                                                                                                                            390,441
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                     2,300  BJ Services Co.                                                               120,704
Services - 1.3%                        4,100  Baker Hughes, Inc.                                                            209,756
                                       6,300  Halliburton Co.                                                               301,266
                                       2,000  Nabors Industries Ltd. (a)                                                    121,240
                                       2,307  National Oilwell Varco, Inc. (a)                                              109,675
                                       2,000  Noble Corp.                                                                   123,020
                                       1,600  Rowan Cos., Inc.                                                               47,536
                                       7,500  Schlumberger Ltd.                                                             569,550
                                       3,900  Transocean, Inc. (a)                                                          210,483
                                                                                                                       ------------
                                                                                                                          1,813,230
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.8%        5,300  Albertson's, Inc.                                                             109,604
                                       9,800  CVS Corp.                                                                     284,886
                                       6,100  Costco Wholesale Corp.                                                        273,402
                                       8,600  The Kroger Co. (a)                                                            163,658
                                       6,400  Safeway, Inc.                                                                 144,576
                                       1,900  Supervalu, Inc.                                                                61,959
                                       7,800  Sysco Corp.                                                                   282,282
                                      43,300  Wal-Mart Stores, Inc.                                                       2,087,060
                                      12,800  Walgreen Co.                                                                  588,672
                                                                                                                       ------------
                                                                                                                          3,996,099
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.2%                   8,500  Archer-Daniels-Midland Co.                                                    181,730
                                       4,700  Campbell Soup Co.                                                             144,619
                                       6,100  ConAgra Foods, Inc.                                                           141,276
                                       4,600  General Mills, Inc.                                                           215,234
                                       4,500  H.J. Heinz Co.                                                                159,390
                                       3,100  The Hershey Co.                                                               192,510
                                       4,800  Kellogg Co.                                                                   213,312
                                       1,400  McCormick & Co., Inc.                                                          45,752
                                       9,300  Sara Lee Corp.                                                                184,233
                                       2,600  Wm. Wrigley Jr. Co.                                                           178,984
                                                                                                                       ------------
                                                                                                                          1,657,040
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.1%                   1,700  KeySpan Corp.                                                                  69,190
                                       2,800  NiSource, Inc.                                                                 69,244
                                         800  Nicor, Inc.                                                                    32,936
                                         300  Peoples Energy Corp.                                                           13,038
                                                                                                                       ------------
                                                                                                                            184,408
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                      Shares
Industry*                               Held  Common Stocks                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                  800  Bausch & Lomb, Inc.                                                      $     66,400
Supplies - 2.2%                        7,600  Baxter International, Inc.                                                    281,960
                                       3,400  Becton Dickinson & Co.                                                        178,398
                                       3,500  Biomet, Inc.                                                                  121,240
                                      10,100  Boston Scientific Corp. (a)                                                   272,700
                                       1,400  CR Bard, Inc.                                                                  93,114
                                       1,500  Fisher Scientific International (a)                                            97,350
                                       4,100  Guidant Corp.                                                                 275,930
                                       1,700  Hospira, Inc. (a)                                                              66,300
                                      15,500  Medtronic, Inc.                                                               802,745
                                         700  Millipore Corp. (a)                                                            39,711
                                       1,300  PerkinElmer, Inc.                                                              24,570
                                       4,800  St. Jude Medical, Inc. (a)                                                    209,328
                                       5,000  Stryker Corp.                                                                 237,800
                                       1,800  Thermo Electron Corp. (a)                                                      48,366
                                       1,300  Waters Corp. (a)                                                               48,321
                                       3,100  Zimmer Holdings, Inc. (a)                                                     236,127
                                                                                                                       ------------
                                                                                                                          3,100,360
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                4,000  Aetna, Inc. New Shares                                                        331,280
Services - 2.7%                        1,500  AmerisourceBergen Corp.                                                       103,725
                                       5,300  Cardinal Health, Inc.                                                         305,174
                                       5,500  Caremark Rx, Inc. (a)                                                         244,860
                                       1,800  Cigna Corp.                                                                   192,654
                                       2,000  Express Scripts, Inc. (a)                                                      99,960
                                       5,590  HCA, Inc.                                                                     316,785
                                       3,300  Health Management Associates, Inc. Class A                                     86,394
                                       1,700  Humana, Inc. (a)                                                               67,558
                                       2,600  IMS Health, Inc.                                                               64,402
                                       1,900  Laboratory Corp. of America Holdings (a)                                       94,810
                                       1,200  Manor Care, Inc.                                                               47,676
                                       3,700  McKesson Corp.                                                                165,723
                                       3,500  Medco Health Solutions, Inc. (a)                                              186,760
                                       2,400  Quest Diagnostics                                                             127,848
                                       5,300  Tenet Healthcare Corp. (a)                                                     64,872
                                      16,600  UnitedHealth Group, Inc.                                                      865,524
                                       7,800  WellPoint, Inc. (a)                                                           543,192
                                                                                                                       ------------
                                                                                                                          3,909,197
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                  7,000  Carnival Corp.                                                                381,850
Leisure - 1.5%                         1,700  Darden Restaurants, Inc.                                                       56,066
                                       1,600  Harrah's Entertainment, Inc.                                                  115,312
                                       5,700  Hilton Hotels Corp.                                                           135,945
                                       4,300  International Game Technology                                                 121,045
                                       2,700  Marriott International, Inc. Class A                                          184,194
                                      16,400  McDonald's Corp.                                                              455,100
                                       5,200  Starbucks Corp. (a)                                                           268,632
                                       2,700  Starwood Hotels & Resorts Worldwide, Inc.                                     158,139
                                       1,600  Wendy's International, Inc.                                                    76,240
                                       3,700  Yum! Brands, Inc.                                                             192,696
                                                                                                                       ------------
                                                                                                                          2,145,219
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                      Shares
Industry*                               Held  Common Stocks                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%              1,000  Black & Decker Corp.                                                     $     89,850
                                       1,600  Centex Corp.                                                                  113,072
                                       1,700  Fortune Brands, Inc.                                                          150,960
                                       1,200  KB Home                                                                        91,476
                                       2,100  Leggett & Platt, Inc.                                                          55,818
                                       1,200  Maytag Corp.                                                                   18,792
                                       3,700  Newell Rubbermaid, Inc.                                                        88,208
                                       1,700  Pulte Homes, Inc.                                                             143,225
                                         800  Snap-On, Inc.                                                                  27,440
                                       1,200  The Stanley Works                                                              54,648
                                       1,100  Whirlpool Corp.                                                                77,121
                                                                                                                       ------------
                                                                                                                            910,610
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.8%              2,200  Clorox Co.                                                                    122,584
                                       7,000  Colgate-Palmolive Co.                                                         349,370
                                       6,400  Kimberly-Clark Corp.                                                          400,576
                                      31,900  Procter & Gamble Co.                                                        1,682,725
                                                                                                                       ------------
                                                                                                                          2,555,255
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.1%                     1,700  Affiliated Computer Services, Inc. Class A (a)                                 86,870
                                       7,200  Automatic Data Processing, Inc.                                               302,184
                                       2,600  Computer Sciences Corp. (a)                                                   113,620
                                       1,400  Convergys Corp. (a)                                                            19,908
                                       6,500  Electronic Data Systems Corp.                                                 125,125
                                      10,000  First Data Corp.                                                              401,400
                                       2,600  Fiserv, Inc. (a)                                                              111,670
                                       4,800  Paychex, Inc.                                                                 156,192
                                       2,000  Sabre Holdings Corp. Class A                                                   39,900
                                       3,700  Sungard Data Systems, Inc. (a)                                                130,129
                                       3,800  Unisys Corp. (a)                                                               24,054
                                                                                                                       ------------
                                                                                                                          1,511,052
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &          7,600  The AES Corp. (a)                                                             124,488
Energy Traders - 0.6%                  8,400  Calpine Corp. (a)                                                              28,560
                                       1,900  Constellation Energy Group, Inc.                                              109,611
                                      11,700  Duke Energy Corp.                                                             347,841
                                       3,800  Dynegy, Inc. Class A (a)                                                       18,468
                                       3,200  TXU Corp.                                                                     265,888
                                                                                                                       ------------
                                                                                                                            894,856
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 4.4%       10,000  3M Co.                                                                        723,000
                                     136,600  General Electric Co.                                                        4,733,190
                                       1,600  Textron, Inc.                                                                 121,360
                                      25,900  Tyco International Ltd.                                                       756,280
                                                                                                                       ------------
                                                                                                                          6,333,830
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.3%                       3,700  ACE Ltd.                                                                      165,945
                                       1,400  AMBAC Financial Group, Inc.                                                    97,664
                                       4,200  AON Corp.                                                                     105,168
                                       6,900  Aflac, Inc.                                                                   298,632
                                       8,500  The Allstate Corp.                                                            507,875
                                      33,500  American International Group, Inc.                                          1,946,350
                                       2,400  Chubb Corp.                                                                   205,464
                                       1,890  Cincinnati Financial Corp.                                                     74,768

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                      Shares
Industry*                               Held  Common Stocks                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       3,700  Hartford Financial Services Group, Inc.                                  $    276,686
                                       1,500  Jefferson-Pilot Corp.                                                          75,630
                                       2,000  Lincoln National Corp.                                                         93,840
                                       2,100  Loews Corp.                                                                   162,750
                                       1,900  MBIA, Inc.                                                                    112,689
                                       7,100  Marsh & McLennan Cos., Inc.                                                   196,670
                                       8,900  Metlife, Inc.                                                                 399,966
                                       2,500  The Progressive Corp.                                                         247,025
                                       6,500  Prudential Financial, Inc.                                                    426,790
                                       1,700  Safeco Corp.                                                                   92,378
                                       8,200  The St. Paul Travelers Cos., Inc.                                             324,146
                                       1,200  Torchmark Corp.                                                                62,640
                                       4,100  UnumProvident Corp.                                                            75,112
                                       2,000  XL Capital Ltd. Class A                                                       148,840
                                                                                                                       ------------
                                                                                                                          6,097,028
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.4%      15,700  eBay, Inc. (a)                                                                518,257
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software &                   17,000  Yahoo!, Inc. (a)                                                              589,050
Services - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                    1,000  Brunswick Corp.                                                                43,320
Products - 0.2%                        3,700  Eastman Kodak Co.                                                              99,345
                                       1,800  Hasbro, Inc.                                                                   37,422
                                       4,700  Mattel, Inc.                                                                   86,010
                                                                                                                       ------------
                                                                                                                            266,097
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.4%                       4,500  Caterpillar, Inc.                                                             428,895
                                         600  Cummins, Inc.                                                                  44,766
                                       3,600  Danaher Corp.                                                                 188,424
                                       3,200  Deere & Co.                                                                   209,568
                                       2,300  Dover Corp.                                                                    83,674
                                       2,000  Eaton Corp.                                                                   119,800
                                       1,300  ITT Industries, Inc.                                                          126,919
                                       3,600  Illinois Tool Works, Inc.                                                     286,848
                                       2,200  Ingersoll-Rand Co. Class A                                                    156,970
                                       1,000  Navistar International Corp. (a)                                               32,000
                                       2,400  Paccar, Inc.                                                                  163,200
                                       1,300  Pall Corp.                                                                     39,468
                                       1,600  Parker Hannifin Corp.                                                          99,216
                                                                                                                       ------------
                                                                                                                          1,979,748
-----------------------------------------------------------------------------------------------------------------------------------
Media - 3.6%                           7,100  Clear Channel Communications, Inc.                                            219,603
                                      28,200  Comcast Corp. Class A (a)                                                     865,740
                                         800  Dow Jones & Co., Inc.                                                          28,360
                                       3,400  Gannett Co., Inc.                                                             241,842
                                       4,800  Interpublic Group of Cos., Inc. (a)                                            58,464
                                       1,100  Knight-Ridder, Inc.                                                            67,474
                                       4,800  The McGraw-Hill Cos., Inc.                                                    212,400
                                         400  Meredith Corp.                                                                 19,624
                                       1,600  New York Times Co. Class A                                                     49,840
                                      37,000  News Corp. Class A                                                            598,660
                                       2,400  Omnicom Group                                                                 191,664
                                      60,300  Time Warner, Inc.                                                           1,007,613
                                       3,700  Tribune Co.                                                                   130,166
                                       3,700  Univision Communications, Inc. Class A (a)                                    101,935

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                      Shares
Industry*                               Held  Common Stocks                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                      20,800  Viacom, Inc. Class B                                                     $    666,016
                                      26,300  Walt Disney Co.                                                               662,234
                                                                                                                       ------------
                                                                                                                          5,121,635
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%                10,800  Alcoa, Inc.                                                                   282,204
                                         900  Allegheny Technologies, Inc.                                                   19,854
                                       2,600  Freeport-McMoRan Copper & Gold, Inc. Class B                                   97,344
                                       5,900  Newmont Mining Corp.                                                          230,277
                                       2,100  Nucor Corp.                                                                    95,802
                                       1,300  Phelps Dodge Corp.                                                            120,250
                                       1,500  United States Steel Corp.                                                      51,555
                                                                                                                       ------------
                                                                                                                            897,286
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.5%                 3,000  CMS Energy Corp. (a)                                                           45,180
                                       4,400  Dominion Resources, Inc.                                                      322,916
                                       3,100  Public Service Enterprise Group, Inc.                                         188,542
                                       3,100  Sempra Energy                                                                 128,061
                                                                                                                       ------------
                                                                                                                            684,699
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.3%                1,000  Big Lots, Inc. (a)                                                             13,240
                                         800  Dillard's, Inc. Class A                                                        18,736
                                       3,900  Dollar General Corp.                                                           79,404
                                       2,300  Family Dollar Stores, Inc.                                                     60,030
                                       2,300  Federated Department Stores                                                   168,544
                                       3,700  JC Penney Co., Inc.                                                           194,546
                                       4,200  Kohl's Corp. (a)                                                              234,822
                                       3,800  The May Department Stores Co.                                                 152,608
                                       1,800  Nordstrom, Inc.                                                               122,346
                                       1,381  Sears Holdings Corp. (a)                                                      206,971
                                      11,200  Target Corp.                                                                  609,392
                                                                                                                       ------------
                                                                                                                          1,860,639
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%             11,700  Xerox Corp. (a)                                                               161,343
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                  1,200  Amerada Hess Corp.                                                            127,812
Fuels - 7.4%                           3,200  Anadarko Petroleum Corp.                                                      262,880
                                       4,400  Apache Corp.                                                                  284,240
                                       1,000  Ashland, Inc. (a)                                                              71,870
                                       4,700  Burlington Resources, Inc.                                                    259,628
                                      26,900  Chevron Corp.                                                               1,504,248
                                      18,000  ConocoPhillips                                                              1,034,820
                                       5,900  Devon Energy Corp.                                                            299,012
                                       3,400  EOG Resources, Inc.                                                           193,120
                                       7,300  El Paso Corp.                                                                  84,096
                                      82,000  Exxon Mobil Corp.                                                           4,712,540
                                       1,526  Kerr-McGee Corp.                                                              116,449
                                       1,600  Kinder Morgan, Inc.                                                           133,120
                                       4,800  Marathon Oil Corp.                                                            256,176
                                       4,900  Occidental Petroleum Corp.                                                    376,957
                                       1,000  Sunoco, Inc.                                                                  113,680
                                       3,400  Unocal Corp.                                                                  221,170
                                       3,200  Valero Energy Corp.                                                           253,152
                                       6,900  Williams Cos., Inc.                                                           131,100
                                       4,533  XTO Energy, Inc.                                                              154,077
                                                                                                                       ------------
                                                                                                                         10,590,147
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                      Shares
Industry*                               Held  Common Stocks                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.4%         3,000  Georgia-Pacific Corp.                                                    $     95,400
                                       6,100  International Paper Co.                                                       184,281
                                       1,600  Louisiana-Pacific Corp.                                                        39,328
                                       2,200  MeadWestvaco Corp.                                                             61,688
                                       2,900  Weyerhaeuser Co.                                                              184,585
                                                                                                                       ------------
                                                                                                                            565,282
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.6%               1,000  Alberto-Culver Co. Class B                                                     43,330
                                       6,300  Avon Products, Inc.                                                           238,455
                                      12,700  The Gillette Co.                                                              643,001
                                                                                                                       ------------
                                                                                                                            924,786
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.0%                20,000  Abbott Laboratories                                                           980,200
                                       1,700  Allergan, Inc.                                                                144,908
                                      24,600  Bristol-Myers Squibb Co.                                                      614,508
                                      14,600  Eli Lilly & Co.                                                               813,366
                                       4,700  Forest Laboratories, Inc. (a)                                                 182,595
                                      38,200  Johnson & Johnson                                                           2,483,000
                                       3,000  King Pharmaceuticals, Inc. (a)                                                 31,260
                                      28,300  Merck & Co., Inc.                                                             871,640
                                       3,000  Mylan Laboratories                                                             57,720
                                      95,800  Pfizer, Inc.                                                                2,642,164
                                      19,100  Schering-Plough Corp.                                                         364,046
                                       1,500  Watson Pharmaceuticals, Inc. (a)                                               44,340
                                      17,200  Wyeth                                                                         765,400
                                                                                                                       ------------
                                                                                                                          9,995,147
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.6%                     1,600  Apartment Investment & Management Co. Class A                                  65,472
                                       2,200  Archstone-Smith Trust                                                          84,964
                                       5,600  Equity Office Properties Trust                                                185,360
                                       4,000  Equity Residential                                                            147,280
                                       2,000  Plum Creek Timber Co., Inc.                                                    72,600
                                       2,000  Prologis                                                                       80,480
                                       3,100  Simon Property Group, Inc.                                                    224,719
                                                                                                                       ------------
                                                                                                                            860,875
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.5%                     4,700  Burlington Northern Santa Fe Corp.                                            221,276
                                       2,800  CSX Corp.                                                                     119,448
                                       4,700  Norfolk Southern Corp.                                                        145,512
                                       3,300  Union Pacific Corp.                                                           213,840
                                                                                                                       ------------
                                                                                                                            700,076
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                       4,600  Advanced Micro Devices, Inc. (a)                                               79,764
Semiconductor Equipment - 3.1%         4,700  Altera Corp. (a)                                                               93,154
                                       4,500  Analog Devices, Inc.                                                          167,895
                                      20,800  Applied Materials, Inc.                                                       336,544
                                       2,700  Applied Micro Circuits Corp. (a)                                                6,912
                                       4,000  Broadcom Corp. Class A (a)                                                    142,040
                                       5,546  Freescale Semiconductor, Inc. Class B (a)                                     117,464
                                      79,900  Intel Corp.                                                                 2,082,194
                                       2,500  Kla-Tencor Corp.                                                              109,250
                                       3,800  LSI Logic Corp. (a)                                                            32,262
                                       4,200  Linear Technology Corp.                                                       154,098
                                       4,100  Maxim Integrated Products, Inc.                                               156,661
                                       7,100  Micron Technology, Inc. (a)                                                    72,491

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                      Shares
Industry*                               Held  Common Stocks                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                       4,100  National Semiconductor Corp.                                             $     90,323
                                       1,900  Novellus Systems, Inc. (a)                                                     46,949
                                       2,300  Nvidia Corp. (a)                                                               61,456
                                       2,700  PMC - Sierra, Inc. (a)                                                         25,191
                                       2,600  Teradyne, Inc. (a)                                                             31,122
                                      21,100  Texas Instruments, Inc.                                                       592,277
                                       4,400  Xilinx, Inc.                                                                  112,200
                                                                                                                       ------------
                                                                                                                          4,510,247
-----------------------------------------------------------------------------------------------------------------------------------
Software - 3.8%                        6,000  Adobe Systems, Inc.                                                           171,720
                                       3,000  Autodesk, Inc.                                                                103,110
                                       2,500  BMC Software, Inc. (a)                                                         44,875
                                       2,200  Citrix Systems, Inc. (a)                                                       47,652
                                       6,900  Computer Associates International, Inc.                                       189,612
                                       4,000  Compuware Corp. (a)                                                            28,760
                                       4,000  Electronic Arts, Inc. (a)                                                     226,440
                                       2,400  Intuit, Inc. (a)                                                              108,264
                                       1,200  Mercury Interactive Corp. (a)                                                  46,032
                                     129,600  Microsoft Corp.                                                             3,219,264
                                       6,500  Novell, Inc. (a)                                                               40,300
                                      58,400  Oracle Corp. (a)                                                              770,880
                                       2,500  Parametric Technology Corp. (a)                                                15,950
                                       6,700  Siebel Systems, Inc.                                                           59,630
                                       8,500  Symantec Corp. (a)                                                            184,790
                                       5,500  Veritas Software Corp. (a)                                                    134,200
                                                                                                                       ------------
                                                                                                                          5,391,479
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.3%                2,900  Autonation, Inc. (a)                                                           59,508
                                       1,000  Autozone, Inc. (a)                                                             92,460
                                       3,800  Bed Bath & Beyond, Inc. (a)                                                   158,764
                                       4,000  Best Buy Co., Inc.                                                            274,200
                                       2,700  Circuit City Stores, Inc.                                                      46,683
                                      10,500  The Gap, Inc.                                                                 207,375
                                      27,700  Home Depot, Inc.                                                            1,077,530
                                       5,300  Limited Brands                                                                113,526
                                       9,600  Lowe's Cos., Inc.                                                             558,912
                                       3,500  Office Depot, Inc. (a)                                                         79,940
                                       1,500  OfficeMax, Inc.                                                                44,655
                                       2,100  RadioShack Corp.                                                               48,657
                                       1,500  The Sherwin-Williams Co.                                                       70,635
                                      10,050  Staples, Inc.                                                                 214,266
                                       5,700  TJX Cos., Inc.                                                                138,795
                                       2,200  Tiffany & Co.                                                                  72,072
                                       2,300  Toys "R" US, Inc. (a)                                                          60,904
                                                                                                                       ------------
                                                                                                                          3,318,882
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury             4,400  Coach, Inc. (a)                                                               147,708
Goods - 0.4%                           1,700  Jones Apparel Group, Inc.                                                      52,768
                                       1,100  Liz Claiborne, Inc.                                                            43,736
                                       3,100  Nike, Inc. Class B                                                            268,460
                                         900  Reebok International Ltd.                                                      37,647
                                       1,200  VF Corp.                                                                       68,664
                                                                                                                       ------------
                                                                                                                            618,983
-----------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005                    (in U.S. dollars)

                                      Shares
Industry*                               Held  Common Stocks                                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.7%      7,200  Countrywide Financial Corp.                                              $    277,992
                                      12,400  Fannie Mae                                                                    724,160
                                       8,700  Freddie Mac                                                                   567,501
                                       3,900  Golden West Financial Corp.                                                   251,082
                                       1,100  MGIC Investment Corp.                                                          71,742
                                       4,200  Sovereign Bancorp, Inc.                                                        93,828
                                      10,900  Washington Mutual, Inc.                                                       443,521
                                                                                                                       ------------
                                                                                                                          2,429,826
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.4%                        26,600  Altria Group, Inc.                                                          1,719,956
                                       1,600  Reynolds American, Inc.                                                       126,080
                                       2,200  UST, Inc.                                                                     100,452
                                                                                                                       ------------
                                                                                                                          1,946,488
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                    1,000  WW Grainger, Inc.                                                              54,790
Distributors - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication            14,400  Nextel Communications, Inc. Class A (a)                                       465,264
Services - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Common Stocks
                                              (Cost - $133,381,308) - 97.7%                                             139,893,163
===================================================================================================================================

                                              Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                       2,395  SPDR Trust Series I                                                           285,292
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Exchange-Traded Funds                                                   285,292
                                              (Cost - $274,047) - 0.2%
===================================================================================================================================

                                 Face Amount  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 0.2%               $ 290,390  Brown Brothers Harriman & Co., 2.50% due 7/01/2005                            290,390
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Short-Term Securities                                                   290,390
                                              (Cost - $290,390) - 0.2%
===================================================================================================================================

                                   Number of
                                   Contracts  Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased               136,717  S&P 500 Index, expiring November 2005 at USD
                                              1,130.51, Broker BNP Paribas                                               11,246,948
                                      98,893  S&P 500 Index, expiring November 2005 at USD
                                              1,130.51, Broker HSBC Securities                                            8,135,409
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Options Purchased
                                              (Premiums Paid - $0.00) - 13.5%                                            19,382,357
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Investments
                                              (Cost - $133,945,745) - 111.6%                                            159,851,202
-----------------------------------------------------------------------------------------------------------------------------------

                                              Options Written
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Written                 205,076  S&P 500 Index, expiring November 2005 at USD
                                              1,177.09, Broker BNP Paribas                                               (9,693,620)
                                     148,340  S&P 500 Index, expiring November 2005 at USD
                                              1,176.86, Broker HSBC Securities                                           (7,011,819)
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Options Written
                                              (Premiums Received - $60,000 ) - (11.6%)                                  (16,705,439)
===================================================================================================================================
Total Investments, Net of Options Written  (Cost - $133,885,745**)  - 100.0%                                            143,145,763

Other Assets Less Liabilities - 0.0%                                                                                         52,052
                                                                                                                       ------------
Net Assets - 100.0%                                                                                                    $143,197,815
                                                                                                                       ============

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of June 30, 2005

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments, net of options written, as of June 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 133,885,745
                                                                  =============
      Gross unrealized appreciation                               $  19,356,861
      Gross unrealized depreciation                                 (10,096,843)
                                                                  -------------
      Net unrealized appreciation                                 $   9,260,018
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      -------------------------------------------------------------------------
                                                      Net              Dividend
      Affiliate                                     Activity            Income
      -------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                      11,900             $ 6,108
      -------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - Evaluation of controls

       Subsequent to the filing with the Securities and Exchange Commission of the most recent Form N-Q of the registrant for the period ended June 30, 2005, Fund management determined that the schedule of investments included in the Form N-Q understated the value of the Fund's options positions (the "Options"), and consequently the Fund's NAV.

       After reviewing the Form N-Q and consulting with the Fund's counsel, chief compliance officer, auditors, audit committee and independent directors' counsel, management decided that it is appropriate to restate the schedule of investments contained in the Form N-Q for the period ended June 30, 2005 and to file this amended Form N-Q with the restated schedule.

       The origin of the NAV misstatement was traced to an inaccurate application of pricing information for the Options by the registrant's fund accounting service provider. The registrant's disclosure controls and procedures in effect for the period ended June 30, 2005, did not detect and correct the error. The registrant's principal executive officer and principal financial officer, after evaluating the relevant controls and procedures, concluded that certain changes, described in paragraph (b), below, were appropriate and implemented those changes.

       In connection with this amended filing, the registrant's principal executive officer and principal financial officer have, within 90 days of this amended report, evaluated the registrant's disclosure controls and procedures currently in effect, including the changes discussed below, and concluded that the registrant's disclosure controls and procedures are effective and operating properly.

2(b) - Changes in Internal Control over Financial Reporting

       The registrant has implemented the following changes in its internal control over financial reporting:

       1. Management has discussed with the fund accounting service provider the cause of the error discussed above and the provider's implementations of procedures designed to prevent and/ or detect future errors of this type.

       2. The fund accounting service provider's communication process with broker/counterparties will be formalized to ensure that option's prices are reported in a manner that is compatible with the Fund's portfolio accounting system.

       3. The Fund's adviser and subadviser will create and maintain independent NAV redundancy models to regularly verify the NAV reported by the fund accounting service provider.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500 (R) GEARED (SM) Fund Inc.


By: /s/ Mitchell M. Cox
    -------------------
    Mitchell M. Cox
    Chief Executive Officer
    S&P 500 (R) GEARED (SM) Fund Inc.

Date: October 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    -------------------
    Mitchell M. Cox
    Chief Executive Officer
    S&P 500 (R) GEARED (SM) Fund Inc.

Date: October 21, 2005


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Financial Officer
    S&P 500 (R) GEARED (SM) Fund Inc.

Date: October 21, 2005